Loans and advances to customers - Schedule of detail, by classification, of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers [Line Items]
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets designated at fair value through profit or loss	9,773	8,989	15,957
Financial assets at fair value through other comprehensive income	83,308	85,239	108,038
Financial assets at amortised cost	1,191,403	1,147,044	1,037,898
Total financial assets	243,203	193,716	163,853
Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(286)	(226)	(215)
Customers
Loans And Advances To Customers [Line Items]
Financial assets held for trading	11,634	9,550	6,829
Non-trading financial assets mandatorily at fair value through profit or loss	982	868	537
Financial assets designated at fair value through profit or loss	6,219	5,774	10,289
Financial assets at fair value through other comprehensive income	7,669	8,215	7,663
Financial assets at amortised cost	1,009,845	1,011,597	947,364
Total financial assets	1,036,349	1,036,004	972,682
Customers | Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(22,788)	(22,684)	(22,964)
Customers | Gross carrying amount
Loans And Advances To Customers [Line Items]
Total financial assets	€ 1,059,137	€ 1,058,688	€ 995,646